Supplement Dated May 1, 2022
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln Momentum VULONE	Lincoln Momentum VULONE 2005
Lincoln Momentum VULONE 2007	Lincoln VULdb Elite Series
Lincoln VULcv II	Lincoln VULCV-III Elite Series
Lincoln VULdb	Lincoln VULdb II Elite Series
Lincoln VULcv	Lincoln VULcv II /VUL Flex Elite Series

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2007	Lincoln SVULONE
Lincoln Momentum SVULONE Lincoln SVUL-II Elite Series	Lincoln Momentum SVULONE 2007 Lincoln SVUL-II
Lincoln SVUL	Lincoln SVUL-III Elite Series

Lincoln Life Flexible Premium Variable Life Account JF-A

Ensemble Accumulator VUL	Ensemble Exec VUL
Ensemble Exec 2006 VUL	Ensemble Protector VUL

Lincoln Life Flexible Premium Variable Life Account JF-C

Ensemble SL VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

AssetEdge VUL	Lincoln Momentum VULONE
Lincoln Momentum VULONE 2005	Lincoln VULONE 2005
Lincoln VULdb	Lincoln VULONE 2007
Lincoln VULCV-II/Flex Elite Series	Lincoln VULCV-IV
Lincoln VULCV-III Elite Series	Lincoln VULDB-IV
Lincoln VULdb-II Elite Series	Lincoln VULdb Elite Series
Lincoln VULONE	Lincoln VULcv

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE	Lincoln SVUL-II Elite Series
Lincoln SVUL	Lincoln SVUL-III Elite Series
Lincoln SVULONE 2007	Lincoln SVUL Elite Series
Lincoln SVUL-IV	Lincoln PreservationEdge SVUL

This Supplement outlines changes to the investment options under your Policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective June 10, 2022, the LVIP T. Rowe Price 2010 Fund will merge into the LVIP JPMorgan Retirement Income Fund (Standard Class). This successor fund will be available as a new investment option under your Policy on or about this date.

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
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LVIP JPMorgan Retirement Income Fund (Standard Class): Current income and some capital appreciation; a fund of funds.
This fund will be available on or about June 10, 2022. Consult your registered representative.

For complete details related to the funds, including the fees, investment strategies, and risks of the funds, please refer to the prospectus for the Underlying Fund found on www.lfg.com/VULprospectus.

Please retain this Supplement for future reference.